CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (72,795,119)	$ (54,373,332)	$ (36,758,208)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	67,161	138,050	291,472
Amortization of deferred charges	960,224	91,600	363,399
Amortization of deferred revenue		(725,044)	(1,415,979)
Redeemable preferred stock dividend accrual	122,605	95,883	123,609
Stock based compensation	3,856,501	967,721	817,444
Amortization of deferred issuance costs		617,568	3,535,245
Amortization of discounts		12,443,112	4,134,693
Adjustments to fair value of derivatives	(11,444,988)	6,209,898	(23,103,668)
Shares of common stock issued for services	475,900	11,194,866	38,250
Shares of common stock issued for compensation	2,673,960	55,168
Non-cash financing costs	60,834,170	3,375,745	1,704,535
Loss on settlement of litigation	294,144	11,132,467	4,903,949
(Gain) Loss on disposal of fixed assets		(9,500)
Amortization of deferred joint venture obligations		(56,602)	(86,574)
Charges related to repricing derivative liabilities			30,316,708
Loss attributable to investment in joint venture			144,438
Repricing of 2006 and 2007 convertible debentures and warrants			83,680
Warrants issued for consulting services	834,443		130,663
(Increase) / decrease in assets:
Accounts receivable			261,504
Prepaid expenses	(241,248)	9,054	23,422
Increase / (decrease) in current liabilities:
Accounts payable and accrued expenses	734,960	97,784	(2,915,249)
Accrued interest			1,311,330
Deferred revenue		150,000	3,350,000
Net cash used in operating activities	(13,627,287)	(8,782,932)	(5,142,778)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(36,830)	(207,402)	(5,368)
Payment of lease deposits		(12,596)	(2,170)
Net cash used in investing activities	(36,830)	(219,998)	(7,538)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of warrants and options	3,377,715	719,636
Proceeds from issuance of convertible debentures		1,685,000
Proceeds from convertible promissory notes		5,880,000	4,284,250
Proceeds from issuance of preferred stock	7,500,000	14,068,865	2,588,000
Net cash provided by financing activities	10,877,715	22,353,501	6,872,250
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(2,786,402)	13,350,571	1,721,934
CASH AND CASH EQUIVALENTS, BEGINNING BALANCE	15,889,409	2,538,838	816,904
CASH AND CASH EQUIVALENTS, ENDING BALANCE	13,103,007	15,889,409	2,538,838
CASH PAID FOR:
Interest
Income taxes		5,353	970
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of note receivable on issuance of shares and exercise of warrants for 88,555,916, 95,870,362, and 0 shares of common stock	13,800,000	13,500,000
Record note receivable discount related to Series B and Series C preferred stock	1,968,050	3,519,238
Series B and Series C preferred stock dividend	1,432,661	196,986
Interest accreted on promissory notes receivable	1,371,865	196,607
Issuance of 0, 0 and 24,900,000 shares of common stock for convertible preferred stock issuance costs			4,731,000
Issuance of 126,232,953, 0, and 0 shares of common stock for debenture settlement	18,662,916
Debt
Adjustments to reconcile net loss to net cash used in operating activities:
Gain (loss) on extinguishment of debt		(197,370)	(598,425)
Convertible Debt
Adjustments to reconcile net loss to net cash used in operating activities:
Gain (loss) on extinguishment of debt			8,200,984
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock		13,171,297	7,736,256
Debentures Subject to Mandatory Redemption
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock	151,909	9,727,053	6,028,253
Convertible Preferred Stock Subject to Mandatory Redemption
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock		620,696	1,667,304
Litigation Settlement
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock		13,881,158	5,299,148
Goods and Services Exchanged for Equity Instrument
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock	475,900		38,250
Board Fees
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock	389,454	1,560,213
Executive
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock	2,284,505	9,634,653
financing costs
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock		398,511
Warrant
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock	1,156,861	12,188,685	286,454
Stock Options
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock	160,162
Other Liabilities
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of common stock	$ 6,521,899